16. Trade payables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other payables [abstract]
Summary of Trade Payables
	12.31.2020	12.31.2019
Third parties in Brazil	2,828	2,560
Third parties abroad	3,603	2,045
Related parties	428	996
Total in current liabilities	6,859	5,601